UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (96.3%)(a)
		Shares	Value

Aerospace and defense (2.1%)

Airbus Group NV (France)		19,871	$1,291,227

BAE Systems PLC (United Kingdom)		110,650	857,877

			2,149,104
Airlines (0.9%)

Japan Airlines Co., Ltd. (Japan)(UR)		30,400	947,539

			947,539
Automobiles (5.7%)

Daimler AG (Registered Shares) (Germany)(S)		15,244	1,468,210

Nissan Motor Co., Ltd. (Japan)		184,900	1,885,442

Toyota Motor Corp. (Japan)		25,700	1,793,643

Yamaha Motor Co., Ltd. (Japan)		32,700	789,667

			5,936,962
Banks (14.7%)

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)		74,256	10,699

Banco Bilbao Vizcaya Argentaria SA (Spain)		74,256	749,383

Bank of Ireland (Ireland)(NON)		2,608,047	989,240

Bank of Queensland, Ltd. (Australia)		162,134	1,699,776

Barclays PLC (United Kingdom)		62,477	224,179

DNB ASA (Norway)		73,635	1,185,203

HSBC Holdings PLC (United Kingdom)		124,551	1,059,951

ING Groep NV GDR (Netherlands)(NON)		231,383	3,393,781

Lloyds Banking Group PLC (United Kingdom)(NON)		598,692	694,888

Metro Bank PLC (acquired 1/15/14, cost $235,131) (Private) (United Kingdom)(F)(RES)(NON)		18,087	380,990

Mizuho Financial Group, Inc. (Japan)		417,000	733,481

Natixis SA (France)		109,284	816,089

Sumitomo Mitsui Financial Group, Inc. (Japan)		42,200	1,617,073

United Overseas Bank, Ltd. (Singapore)		47,000	786,814

Virgin Money Holdings UK PLC (United Kingdom)(NON)		183,652	1,084,026

			15,425,573
Beverages (1.0%)

Anheuser-Busch InBev NV (Belgium)		8,827	1,079,768

			1,079,768
Building products (0.6%)

Compagnie De Saint-Gobain (France)		14,839	651,009

			651,009
Capital markets (1.1%)

UBS Group AG (Switzerland)		61,980	1,163,218

			1,163,218
Chemicals (1.1%)

Akzo Nobel NV (Netherlands)		14,747	1,116,420

			1,116,420
Commercial services and supplies (0.5%)

Elis SA (France)(NON)		34,419	570,679

			570,679
Communications equipment (0.8%)

Alcatel-Lucent (France)(NON)		226,994	859,040

			859,040
Construction and engineering (1.4%)

Vinci SA (France)		26,128	1,495,270

			1,495,270
Construction materials (0.5%)

CRH PLC (Ireland)		21,828	568,331

			568,331
Diversified financial services (1.8%)

Challenger, Ltd. (Australia)		228,504	1,244,255

Eurazeo SA (France)		9,218	632,381

			1,876,636
Diversified telecommunication services (3.2%)

Com Hem Holding AB (Sweden)(NON)		47,642	386,573

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		8,700	536,105

Spark New Zealand, Ltd. (New Zealand)		386,252	857,527

Telecom Italia SpA RSP (Italy)		783,426	736,776

Telstra Corp., Ltd. (Australia)		164,246	788,231

			3,305,212
Electric utilities (1.0%)

SSE PLC (United Kingdom)		46,540	1,033,705

			1,033,705
Food and staples retail (0.9%)

Seven & i Holdings Co., Ltd. (Japan)		16,300	685,912

WM Morrison Supermarkets PLC (United Kingdom)		74,624	213,310

			899,222
Food products (2.8%)

Barry Callebaut AG (Switzerland)		708	692,888

Kerry Group PLC Class A (Ireland)		15,660	1,051,807

Nestle SA (Switzerland)		15,134	1,142,608

			2,887,303
Gas utilities (1.4%)

Tokyo Gas Co., Ltd. (Japan)		237,000	1,492,611

			1,492,611
Hotels, restaurants, and leisure (1.6%)

TUI AG (Germany)		95,710	1,683,084

			1,683,084
Household durables (1.7%)

Panasonic Corp. (Japan)		110,100	1,445,558

Skyworth Digital Holdings, Ltd. (China)		430,000	337,793

			1,783,351
Household products (0.5%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,541	534,835

			534,835
Industrial conglomerates (2.6%)

Siemens AG (Germany)		17,518	1,896,579

Toshiba Corp. (Japan)		187,000	785,042

			2,681,621
Insurance (8.7%)

ACE, Ltd.		9,765	1,088,700

Admiral Group PLC (United Kingdom)		13,357	302,715

AIA Group, Ltd. (Hong Kong)		198,800	1,245,980

Allianz SE (Germany)		4,469	776,541

AXA SA (France)		61,076	1,540,133

Intact Financial Corp. (Canada)		12,800	964,333

Prudential PLC (United Kingdom)		87,836	2,174,838

SCOR SE (France)		29,038	980,791

			9,074,031
Media (3.9%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)		35,659	538,661

Liberty Global PLC Ser. C (United Kingdom)(NON)		21,700	1,080,877

Vivendi SA (France)		30,524	758,930

WPP PLC (United Kingdom)		76,073	1,725,214

			4,103,682
Metals and mining (1.4%)

BHP Billiton, Ltd. (Australia)		31,544	734,641

Glencore PLC (United Kingdom)		167,931	706,987

			1,441,628
Multi-utilities (1.8%)

RWE AG (Germany)		37,105	948,710

Veolia Environnement SA (France)		48,512	918,341

			1,867,051
Oil, gas, and consumable fuels (8.3%)

BG Group PLC (United Kingdom)		28,796	353,748

EnCana Corp. (Canada)		77,300	862,992

Gaztransport Et Technigaz SA (France)		8,202	483,998

Genel Energy PLC (United Kingdom)(NON)		62,262	434,294

Origin Energy, Ltd. (Australia)		72,723	623,263

Royal Dutch Shell PLC Class A (United Kingdom)		141,433	4,223,605

Suncor Energy, Inc. (Canada)		57,600	1,683,136

			8,665,036
Personal products (0.3%)

Asaleo Care, Ltd. (Australia)		212,100	304,980

			304,980
Pharmaceuticals (9.8%)

Astellas Pharma, Inc. (Japan)		132,000	2,163,034

AstraZeneca PLC (United Kingdom)		24,854	1,703,993

Bayer AG (Germany)		9,917	1,490,081

GlaxoSmithKline PLC (United Kingdom)		43,217	989,666

Sanofi (France)		39,707	3,907,211

			10,253,985
Professional services (0.4%)

Recruit Holdings Co., Ltd. (Japan)(NON)		12,000	374,911

			374,911
Real estate investment trusts (REITs) (1.4%)

Hibernia REIT PLC (Ireland)(R)		1,203,243	1,512,320

			1,512,320
Real estate management and development (2.4%)

Mitsubishi Estate Co., Ltd. (Japan)		33,000	765,956

Mitsui Fudosan Co., Ltd. (Japan)		36,000	1,058,021

Sumitomo Realty & Development Co., Ltd. (Japan)		20,000	720,198

			2,544,175
Specialty retail (0.7%)

Kingfisher PLC (United Kingdom)		135,717	765,872

			765,872
Technology hardware, storage, and peripherals (1.8%)

Konica Minolta Holdings, Inc. (Japan)		58,400	593,972

Samsung Electronics Co., Ltd. (South Korea)		979	1,269,080

			1,863,052
Tobacco (2.3%)

Japan Tobacco, Inc. (Japan)		60,900	1,924,191

Philip Morris International, Inc.		6,800	512,244

			2,436,435
Trading companies and distributors (1.8%)

ITOCHU Corp. (Japan)		51,900	562,726

Mitsubishi Corp. (Japan)		65,500	1,320,436

			1,883,162
Transportation infrastructure (1.2%)

Aena SA (Spain)(NON)		7,887	793,011

Sumitomo Warehouse Co., Ltd. (The) (Japan)		92,000	509,601

			1,302,612
Wireless telecommunication services (2.2%)

SoftBank Corp. (Japan)		8,100	470,849

Vodafone Group PLC (United Kingdom)		578,818	1,891,603

			2,362,452

Total common stocks (cost $92,060,932)			$100,895,877

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	1,702,848	$1,702,848

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	1,594,424	1,594,424

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	130,000	130,000

U.S. Treasury Bills with an effective yield of 0.01%, April 30, 2015(SEGSF)		$60,000	60,000

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGSF)		110,000	109,999

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)		500,000	499,996

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)		530,000	529,990

U.S. Treasury Bills with an effective yield of 0.01%, May 7, 2015(SEGSF)		321,000	320,995

Total short-term investments (cost $4,948,252)			$4,948,252

TOTAL INVESTMENTS

Total investments (cost $97,009,184)(b)			$105,844,129

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $62,232,087) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$1,950,528	$2,058,624	$(108,096)
	Euro	Buy	6/17/15	195,576	204,276	(8,700)
Barclays Bank PLC
	Canadian Dollar	Sell	4/15/15	933,182	1,001,275	68,093
	Euro	Sell	6/17/15	405,467	421,912	16,445
	Hong Kong Dollar	Buy	5/20/15	2,364,471	2,363,856	615
	Japanese Yen	Buy	5/20/15	840,782	849,681	(8,899)
	Singapore Dollar	Buy	5/20/15	731,823	745,665	(13,842)
	Swiss Franc	Buy	6/17/15	2,232,820	2,269,137	(36,317)
Citibank, N.A.
	British Pound	Buy	6/17/15	2,507,869	2,599,881	(92,012)
	Canadian Dollar	Sell	4/15/15	1,031,939	1,106,774	74,835
	Danish Krone	Buy	6/17/15	368,967	385,787	(16,820)
	Euro	Sell	6/17/15	2,909,952	3,061,072	151,120
	Japanese Yen	Sell	5/20/15	736,233	729,907	(6,326)
Credit Suisse International
	Australian Dollar	Buy	4/15/15	605,045	645,353	(40,308)
	British Pound	Sell	6/17/15	2,450,344	2,540,438	90,094
	Canadian Dollar	Buy	4/15/15	50,918	35,868	15,050
	Euro	Sell	6/17/15	245,411	256,319	10,908
	Norwegian Krone	Buy	6/17/15	645,062	674,016	(28,954)
	Swedish Krona	Buy	6/17/15	516,821	532,792	(15,971)
	Swiss Franc	Sell	6/17/15	251,348	255,658	4,310
Deutsche Bank AG
	Australian Dollar	Buy	4/15/15	188,363	198,510	(10,147)
	British Pound	Sell	6/17/15	1,602,575	1,644,951	42,376
	Euro	Buy	6/17/15	5,151,054	5,380,603	(229,549)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/15/15	323,680	335,328	(11,648)
	British Pound	Sell	6/17/15	825,380	855,787	30,407
	Canadian Dollar	Sell	4/15/15	1,281,161	1,374,145	92,984
	Euro	Buy	6/17/15	1,026,207	1,071,555	(45,348)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/17/15	5,973,220	6,192,580	(219,360)
	Euro	Buy	6/17/15	164,253	171,585	(7,332)
	Japanese Yen	Buy	5/20/15	354,288	341,869	12,419
	New Zealand Dollar	Sell	4/15/15	721,716	737,076	15,360
	Norwegian Krone	Sell	6/17/15	359,582	375,681	16,099
	Singapore Dollar	Sell	5/20/15	37,992	38,694	702
	Swedish Krona	Buy	6/17/15	750,085	773,454	(23,369)
	Swiss Franc	Buy	6/17/15	2,302,289	2,340,701	(38,412)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/15/15	548,574	579,739	(31,165)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	581,680	613,030	31,350
	Canadian Dollar	Sell	4/15/15	287,430	292,495	5,065
	Euro	Buy	6/17/15	1,238,789	1,326,221	(87,432)
	Hong Kong Dollar	Sell	5/20/15	285,665	285,608	(57)
	Israeli Shekel	Buy	4/15/15	521,777	525,329	(3,552)
	Japanese Yen	Buy	5/20/15	400,389	408,559	(8,170)
	Swedish Krona	Buy	6/17/15	1,153,791	1,189,071	(35,280)
	Swiss Franc	Sell	6/17/15	2,212,176	2,250,186	38,010
UBS AG
	British Pound	Buy	6/17/15	665,256	689,747	(24,491)
	Euro	Sell	6/17/15	4,275,754	4,446,089	170,335
	Swiss Franc	Sell	6/17/15	811,334	825,197	13,863
WestPac Banking Corp.
	British Pound	Sell	6/17/15	2,447,675	2,537,620	89,945
	Euro	Sell	6/17/15	1,620,360	1,692,386	72,026

Total						$(89,146)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $104,808,493.
(b)	The aggregate identified cost on a tax basis is $97,095,633, resulting in gross unrealized appreciation and depreciation of $15,738,232 and $6,989,736, respectively, or net unrealized appreciation of $8,748,496.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $380,990, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,222,827	$4,534,597	$6,163,000	$766	$1,594,424
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,702,848, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,591,515.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 2,400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $602,062 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.4%
	United Kingdom	21.1
	France	14.4
	Germany	8.5
	Australia	5.2
	United States	4.5
	Netherlands	4.4
	Ireland	4.0
	Canada	3.4
	Switzerland	2.9
	Spain	2.0
	Hong Kong	1.2
	South Korea	1.2
	Norway	1.1
	Belgium	1.0
	Other	2.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $82,812 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $649,240 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $460,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,080,877	$13,192,074	$—
Consumer staples	512,244	7,630,299	—
Energy	2,546,128	6,118,908	—
Financials	2,053,033	29,161,930	380,990
Health care	—	10,253,985	—
Industrials	1,363,690	10,692,217	—
Information technology	—	2,722,092	—
Materials	—	3,126,379	—
Telecommunication services	—	5,667,664	—
Utilities	—	4,393,367	—
Total common stocks	7,555,972	92,958,915	380,990
Short-term investments	$1,724,424	$3,223,828	$—

Totals by level	$9,280,396	$96,182,743	$380,990

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(89,146)	$—

Totals by level	$—	$(89,146)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	1,062,411	1,151,557

Total	$1,062,411	$1,151,557

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$67,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	—	85,153	225,955	120,362	42,376	123,391	44,580	—	74,425	184,198	161,971	1,062,411

	Total Assets	$—	$85,153	$225,955	$120,362	$42,376	$123,391	$44,580	$—	$74,425	$184,198	$161,971	$1,062,411

	Liabilities:
	Forward currency contracts#	116,796	59,058	115,158	85,233	239,696	56,996	288,473	31,165	134,491	24,491	—	1,151,557

	Total Liabilities	$116,796	$59,058	$115,158	$85,233	$239,696	$56,996	$288,473	$31,165	$134,491	$24,491	$—	$1,151,557

	Total Financial and Derivative Net Assets	$(116,796)	$26,095	$110,797	$35,129	$(197,320)	$66,395	$(243,893)	$(31,165)	$(60,066)	$159,707	$161,971	$(89,146)
	Total collateral received (pledged)##†	$(110,000)	$—	$110,797	$—	$(120,000)	$—	$(230,000)	$—	$—	$82,812	$—
	Net amount	$(6,796)	$26,095	$—	$35,129	$(77,320)	$66,395	$(13,893)	$(31,165)	$(60,066)	$76,895	$161,971

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015